Schedule of Investments(a)
November 30, 2019
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–93.37%
Aerospace & Defense–3.55%
Aerojet Rocketdyne Holdings, Inc.(b)	83,933	$3,709,839
BWX Technologies, Inc.	66,880	4,021,494
Cubic Corp.	64,211	3,823,765
Mercury Systems, Inc.(b)	45,606	3,340,640
TransDigm Group, Inc.	6,910	3,918,661
		18,814,399
Alternative Carriers–0.75%
Iridium Communications, Inc.(b)	169,943	3,959,672
Apparel, Accessories & Luxury Goods–0.53%
G-III Apparel Group Ltd.(b)	94,318	2,791,813
Application Software–8.54%
Anaplan, Inc.(b)	81,757	4,408,337
Aspen Technology, Inc.(b)	10,354	1,298,392
Blackline, Inc.(b)	77,111	4,150,114
Guidewire Software, Inc.(b)	43,985	5,358,692
HubSpot, Inc.(b)	39,349	5,941,699
LivePerson, Inc.(b)	78,627	3,120,706
Pegasystems, Inc.	64,770	5,027,447
Q2 Holdings, Inc.(b)	56,983	4,811,075
RealPage, Inc.(b)	91,534	5,037,116
Zendesk, Inc.(b)	77,538	6,125,502
		45,279,080
Asset Management & Custody Banks–0.51%
Blucora, Inc.(b)	114,732	2,700,791
Auto Parts & Equipment–1.00%
Fox Factory Holding Corp.(b)	80,784	5,326,089
Biotechnology–4.21%
Amicus Therapeutics, Inc.(b)	292,414	3,064,499
Coherus Biosciences, Inc.(b)	161,485	2,905,115
Natera, Inc.(b)	98,526	3,595,214
Neurocrine Biosciences, Inc.(b)	52,656	6,140,216
Sage Therapeutics, Inc.(b)	19,987	3,093,388
Sarepta Therapeutics, Inc.(b)	31,191	3,508,675
		22,307,107
Brewers–1.09%
Boston Beer Co., Inc. (The), Class A(b)	15,099	5,802,848
Building Products–0.69%
Armstrong World Industries, Inc.	38,287	3,676,318
Casinos & Gaming–1.08%
Penn National Gaming, Inc.(b)	247,514	5,700,247
Shares		Value
Construction Materials–1.45%
Summit Materials, Inc., Class A(b)	322,342	$7,694,304
Data Processing & Outsourced Services–1.61%
Black Knight, Inc.(b)	135,663	8,548,126
Distributors–0.89%
Pool Corp.	22,908	4,729,357
Diversified Support Services–1.83%
IAA, Inc.(b)	145,764	6,607,482
KAR Auction Services, Inc.	145,763	3,078,515
		9,685,997
Education Services–2.20%
Bright Horizons Family Solutions, Inc.(b)	33,256	5,005,693
Grand Canyon Education, Inc.(b)	42,568	3,626,368
Strategic Education, Inc.	21,273	3,015,235
		11,647,296
Electrical Components & Equipment–0.84%
Generac Holdings, Inc.(b)	45,317	4,463,724
Electronic Components–1.34%
II-VI, Inc.(b)	90,289	2,635,536
Littelfuse, Inc.	24,737	4,487,539
		7,123,075
Electronic Equipment & Instruments–1.54%
OSI Systems, Inc.(b)	36,943	3,675,459
Trimble, Inc.(b)	110,772	4,489,589
		8,165,048
Electronic Manufacturing Services–0.77%
Fabrinet (Thailand)(b)	67,654	4,092,390
Environmental & Facilities Services–0.73%
Clean Harbors, Inc.(b)	46,558	3,848,019
Financial Exchanges & Data–2.01%
Cboe Global Markets, Inc.	49,254	5,856,301
Morningstar, Inc.	30,590	4,805,689
		10,661,990
General Merchandise Stores–0.66%
Ollie’s Bargain Outlet Holdings, Inc.(b)	53,171	3,477,383
Health Care Equipment–6.64%
DexCom, Inc.(b)	20,163	4,583,252
Hill-Rom Holdings, Inc.	38,100	4,084,701
Insulet Corp.(b)	42,653	7,920,662
Integra LifeSciences Holdings Corp.(b)	58,612	3,574,746
LivaNova PLC(b)	60,594	5,075,353
Masimo Corp.(b)	29,481	4,571,619

See accompanying notes which are an integral part of this schedule.
Invesco Small Cap Discovery Fund

Shares		Value
Health Care Equipment–(continued)
Penumbra, Inc.(b)	30,374	$5,373,768
		35,184,101
Health Care REITs–0.71%
Physicians Realty Trust	194,973	3,741,532
Health Care Services–2.61%
BioTelemetry, Inc.(b)	75,491	3,495,988
LHC Group, Inc.(b)	57,494	7,669,700
Premier, Inc., Class A(b)	75,223	2,673,425
		13,839,113
Health Care Supplies–2.17%
Haemonetics Corp.(b)	33,342	4,021,045
Lantheus Holdings, Inc.(b)	147,576	3,084,338
Neogen Corp.(b)	65,882	4,385,765
		11,491,148
Health Care Technology–0.73%
HMS Holdings Corp.(b)	128,965	3,894,743
Home Improvement Retail–0.79%
Floor & Decor Holdings, Inc., Class A(b)	86,737	4,164,243
Industrial Machinery–5.17%
Altra Industrial Motion Corp.	187,299	6,156,518
Crane Co.	50,188	4,169,117
ITT, Inc.	62,168	4,338,083
Kennametal, Inc.	117,519	4,093,187
Timken Co. (The)	74,992	3,943,829
Welbilt, Inc.(b)	280,418	4,680,177
		27,380,911
Insurance Brokers–0.86%
eHealth, Inc.(b)	49,521	4,568,807
Interactive Home Entertainment–0.61%
Take-Two Interactive Software, Inc.(b)	26,816	3,254,122
Internet & Direct Marketing Retail–0.65%
Etsy, Inc.(b)	78,780	3,418,264
Investment Banking & Brokerage–1.95%
E*TRADE Financial Corp.	75,006	3,322,766
LPL Financial Holdings, Inc.	75,923	7,011,489
		10,334,255
IT Consulting & Other Services–1.88%
Booz Allen Hamilton Holding Corp.	51,538	3,749,905
KBR, Inc.	209,607	6,240,000
		9,989,905
Leisure Products–0.91%
Brunswick Corp.	82,361	4,840,356
Life Sciences Tools & Services–3.86%
Bio-Techne Corp.	32,912	7,183,044
Shares		Value
Life Sciences Tools & Services–(continued)
Repligen Corp.(b)	83,337	$7,396,159
Syneos Health, Inc.(b)	107,520	5,903,923
		20,483,126
Managed Health Care–0.71%
HealthEquity, Inc.(b)	59,421	3,736,987
Metal & Glass Containers–0.83%
Berry Global Group, Inc.(b)	94,151	4,395,910
Movies & Entertainment–0.83%
World Wrestling Entertainment, Inc., Class A	71,142	4,412,227
Multi-line Insurance–1.03%
Assurant, Inc.	41,233	5,478,629
Oil & Gas Exploration & Production–0.91%
Parsley Energy, Inc., Class A	321,692	4,818,946
Packaged Foods & Meats–0.80%
Lancaster Colony Corp.	26,915	4,253,377
Pharmaceuticals–2.39%
Catalent, Inc.(b)	95,585	4,969,464
GW Pharmaceuticals PLC, ADR (United Kingdom)(b)	29,351	2,997,031
Horizon Therapeutics Plc(b)	142,626	4,675,280
		12,641,775
Property & Casualty Insurance–0.69%
Hanover Insurance Group, Inc. (The)	26,783	3,640,613
Research & Consulting Services–0.92%
CoStar Group, Inc.(b)	7,971	4,885,107
Restaurants–2.62%
Dunkin’ Brands Group, Inc.	50,925	3,898,309
Texas Roadhouse, Inc.	47,073	2,725,527
Wendy’s Co. (The)	178,665	3,830,577
Wingstop, Inc.	43,022	3,441,760
		13,896,173
Security & Alarm Services–1.83%
Brink’s Co. (The)	104,012	9,673,116
Semiconductor Equipment–1.30%
Entegris, Inc.	145,508	6,885,439
Semiconductors–5.13%
Lattice Semiconductor Corp.(b)	366,093	6,915,497
Monolithic Power Systems, Inc.	38,754	6,226,993
Semtech Corp.(b)	102,925	4,987,745
Silicon Laboratories, Inc.(b)	39,343	4,167,604
Universal Display Corp.	25,071	4,869,290
		27,167,129
Specialized Consumer Services–0.55%
ServiceMaster Global Holdings, Inc.(b)	73,744	2,890,027
See accompanying notes which are an integral part of this schedule.
Invesco Small Cap Discovery Fund

Shares		Value
Specialized REITs–0.76%
CoreSite Realty Corp.	35,635	$4,040,653
Specialty Chemicals–0.76%
Ingevity Corp.(b)	44,712	4,037,941
Specialty Stores–0.86%
Five Below, Inc.(b)	37,030	4,580,981
Systems Software–2.30%
Qualys, Inc.(b)	47,651	4,169,939
Rapid7, Inc.(b)	143,416	8,041,335
		12,211,274
Trucking–0.79%
Old Dominion Freight Line, Inc.	21,846	4,185,475
Total Common Stocks & Other Equity Interests (Cost $398,415,398)		494,911,478
Shares		Value

Money Market Funds–0.81%
Invesco Government & Agency Portfolio, Institutional Class, 1.53%(c)	1,480,122	$1,480,122
Invesco Liquid Assets Portfolio, Institutional Class, 1.72%(c)	1,117,015	1,117,462
Invesco Treasury Portfolio, Institutional Class, 1.52%(c)	1,691,569	1,691,569
Total Money Market Funds (Cost $4,289,041)		4,289,153
TOTAL INVESTMENTS IN SECURITIES–94.18% (Cost $402,704,439)		499,200,631
OTHER ASSETS LESS LIABILITIES—5.82%		30,824,911
NET ASSETS–100.00%		$530,025,542
Investment Abbreviations:
ADR	– American Depositary Receipt
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of November 30, 2019.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Small Cap Discovery Fund

Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2019
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
As of November 30, 2019, all of the securities in this Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Invesco Small Cap Discovery Fund